22,263-8                        Exchange Act-Forms                  1868 4-28-99

                                    FORM 13F

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                                                           OMB APPROVAL
                                                  ------------------------------
                                                  OMB Number:          3235_0006
                                                  Expires:      October 31, 2000
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 6/30/00

            Check here if Amendment [ ]; Amendment Number: __________

                       This Amendment (Check only one.):

                   [ ] is a restatement.

                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:  Accel Internet/Strategic Technology Fund Associates L.L.C.
Address:  428 University Avenue, Palo Alto, CA  94301___________________________
________________________________________________________________________________
________________________________________________________________________________
________________________________________________________________________________
Form 13F File Number:  28-05399_________________________________________________

              The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  G. Carter Sednaoui

Title:  Managing Member

Phone:  609 683-4500

Signature, Place, and Date of Signing:

/s/ G. Carter Sednaoui
[Signature]

Princeton, New Jersey___________________________________________________________
[City, State]

August 11, 2000_________________________________________________________________
[Date]

Report Type (Check only one.):

X 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         None

Form 13F Information Table Entry Total:

         11

Form 13F Information Table Value Total:

         $138,309 (thousands)

List of Other Included Managers:

None

                                                    FORM 13F INFORMATION TABLE

                                                                                                                 Voting Authority
                                                                                                                 ----------------
                                                           Value       Shares/ Sh/  Put/Invstmt
      Name of Issuer        Title of class CUSIP           (x$1000)    PrnAmt  Prn Call Dscretn Managers       Sole   Shared   None

    Actuate Corporation      COM         00508B102            80         1,506  SH      Sole                    1,506
    Agile Software CorporatioCOM         00846X105        15,698       222,072  SH      Sole                  222,072
    Broadbase Information SysCOM         11130R100         1,481        48,355  SH      Sole                   48,355
    Foundry Networks, Inc.   COM         35063R100        40,179       365,262  SH      Sole                  365,262
    FVC.Com, Inc.            COM         30266P100           162        20,954  SH      Sole                   20,954
    HearMe                   COM         421903105             5         1,002  SH      Sole                    1,002
    Informix, Inc.           COM         456779107           168        22,526  SH      Sole                   22,526
    Interdent, Inc.          COM         45865R109           202        56,669  SH      Sole                   56,669
    Northpoint CommunicationsCOM         666610100         6,982       624,069  SH      Sole                  624,069
    Portal Software, Inc.    COM         736126103        72,918     1,141,574  SH      Sole                1,141,574
    TUT Systems, Inc.        COM         901103101           434         7,571  SH      Sole                    7,571
